Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Aug. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash		$ 700
Letter of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash	$ 1,421		$ 1,400
Lease Assignment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Decrease in right-of-use asset	$ 8,400